SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of short-term investments
	December 31,
	2016	2017	2017
	RMB	RMB	(Note2) USD
			Unaudited

AFS investments	218,940	1,049,045	161,235
Reverse repurchase agreements	—	162,961	25,047

Total	218,940	1,212,006	186,282

AFS investments
Schedule of short-term investments

		Gross
	Aggregate	unrealized
At December 31, 2017	cost basis	holding losses	Aggregate fair value
	RMB	RMB	RMB	USD
				(Note2)
				Unaudited

Available-for-sale investments	1,061,354	(12,309)	1,049,045	161,235

Total	1,061,354	(12,309)	1,049,045	161,235

		Gross
	Aggregate	unrealized
At December 31, 2016	cost basis	holding gains	Aggregate fair value
	RMB	RMB	RMB	USD
				(Note2)
				Unaudited
Available-for-sale investments	218,940	—	218,940	31,534

Total	218,940	—	218,940	31,534